Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO Named Executive Officers	Average Compensation Actually Paid to non-CEO Named Executive Officers	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income (Loss)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$280,674	$280,674	$128,967	$128,967	$106.98	$(1,615,000)
2024	$295,632	$295,632	$158,247	$158,247	$114.61	$(1,984,000)
2023	$301,677	$301,677	$140,280	$140,280	$156.49	$(383,000)

(a)	As a smaller reporting company, the Company has provided the disclosure required by Item 402(v) for three fiscal years, as permitted by Item 402(v)(8).

(b)	Represents total compensation, as reported in our Summary Compensation Table, for Mr. Bronson, who served as our CEO, President and Chairman of the Board during 2025, 2024 and 2023.

(c)	Compensation actually paid to Mr. Bronson was the same as reported in the Summary Compensation Table for each of 2025, 2024 and 2023 because no stock awards or option awards were reported for Mr. Bronson in those years.

(d)	Represents the average of total compensation, as reported in our Summary Compensation Table, for Mr. Hoffman, who served as a non-PEO Named Executive Officer during 2025, 2024 and 2023, and Dr. Gene Chen, who served as a non-PEO Named Executive Officer during 2023.

(e)	Compensation actually paid to Mr. Hoffman and Dr. Chen was the same as reported in the Summary Compensation Table. For 2025, 2024 and 2023, the Company did not grant any equity awards to the non-PEO Named Executive Officers and therefore no equity-award adjustments were required in calculating compensation actually paid.

(f)	Represents the value on the last trading day of each of 2025, 2024 and 2023 of an investment of $100 in our Common Stock on the last trading day of 2022.

(g)	As shown in the Company’s Consolidated Statements of Operations for the respective periods appearing in Item 8 of our Annual Reports on Form 10-K for such periods.

Named Executive Officers, Footnote
(b)	Represents total compensation, as reported in our Summary Compensation Table, for Mr. Bronson, who served as our CEO, President and Chairman of the Board during 2025, 2024 and 2023.
(d)	Represents the average of total compensation, as reported in our Summary Compensation Table, for Mr. Hoffman, who served as a non-PEO Named Executive Officer during 2025, 2024 and 2023, and Dr. Gene Chen, who served as a non-PEO Named Executive Officer during 2023.

PEO Total Compensation Amount	$ 280,674	$ 295,632	$ 301,677
PEO Actually Paid Compensation Amount	280,674	295,632	301,677
Non-PEO NEO Average Total Compensation Amount	128,967	158,247	140,280
Non-PEO NEO Average Compensation Actually Paid Amount	$ 128,967	158,247	140,280
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 106.98	114.61	156.49
Net Income (Loss)	$ (1,615,000)	$ (1,984,000)	$ (383,000)
PEO Name	Mr. Bronson